MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED OCTOBER 30, 2020 TO THE PROSPECTUS DATED APRIL 1, 2020, AS SUPPLEMENTED

1.	The following statement on the cover of the Prospectus is hereby deleted: “Offered to clients of Siebert Williams Shank & Co., LLC”.

2.

The entire sub-section entitled “PORTFOLIO SUMMARIES – U.S. GOVERNMENT SELECT PORTFOLIO – PURCHASE AND SALE OF PORTFOLIO SHARES” on page 12 of the Prospectus is deleted and replaced with the following:

You may purchase Williams Capital Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment.

On any business day, you may sell (redeem) or exchange Williams Capital Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Williams Capital Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

•	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.
•	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380.
•

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

3.	The entire sub-section entitled “PURCHASING AND SELLING WILLIAMS CAPITAL SHARES – INVESTORS” on page 16 of the Prospectus is deleted.

4.

The reference to “SWS” in the last paragraph under the sub-section entitled “PURCHASING AND SELLING WILLIAMS CAPITAL SHARES – SHARE CLASSES” on page 16 of the Prospectus is deleted and replaced with the following:

Siebert Williams Shank & Co., LLC (“SWS”)

5.	The entire sub-section entitled “ACCOUNT POLICIES AND OTHER INFORMATION – EXCHANGE PRIVILEGES” on page 21 of the Prospectus is deleted.

6.	The entire sub-section entitled “ACCOUNT POLICIES AND OTHER INFORMATION – ADVANCE NOTIFICATION OF LARGE TRANSACTIONS” on page 22 of the Prospectus is deleted and replaced with the following:

ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that shareholders give advance notice to the Transfer Agent by 11:00 a.m. Central time if they intend to place a purchase or redemption order of $5 million or more on a Business Day. For other large purchase or redemption orders below $5 million, the Trust requests that a shareholder give advance notice to the Transfer Agent as early as possible in the day.

7.	All references to the “SWS dedicated phone line at 866-926-3863” in the Prospectus are deleted.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT WC (10/20)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS